Interest bearing debt	9 Months Ended
Sep. 30, 2024
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt
As of September 30, 2024, DHT had interest bearing debt totaling $407.6 million.
Scheduled debt repayments

	Interest		Q4
$ in thousands	rate	Maturity	2024	2025	2026	Thereafter	Total
Credit Agricole Credit Facility	SOFR + 2.05%	2028	625	2,500	2,500	27,500	33,125
Danish Ship Finance Credit Facility [1]	SOFR + 2.00%	2025	1,213	26,693	-	-	27,907
ING Credit Facility [2]	SOFR + 1.90%	2029	6,250	25,000	25,000	161,150	217,400
ING Credit Facility	SOFR + 1.80%	2029	750	3,000	3,000	35,250	42,000
Nordea Credit Facility [3]	SOFR + CAS[4] + 1.90%	2027	-	23,715	23,715	46,091	93,521
Total			8,838	80,908	54,215	269,991	413,952
Unamortized upfront fees bank loans							(6,323)
Total interest bearing debt							407,629

[1] Semiannual installment
[2] $50.1 mill. undrawn as of September 30, 2024
[3] $140.0 mill. undrawn as of September 30, 2024
[4] 3 months Credit Adjustment Spread (CAS) of 0.26%

ING Credit Facility
In January 2023, the Company entered into a new $405 million secured credit facility, including a $100 million uncommitted incremental facility, with ING, Nordea, ABN AMRO, Credit Agricole, Danish Ship Finance and SEB, as lenders, ten wholly owned special-purpose vessel-owning subsidiaries as borrowers, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.90% and is repayable in quarterly installments of $6.3 million with maturity in January 2029.

In the third quarter of 2023, the Company drew down $55 million under the revolving credit facility, which was applied towards the delivery of DHT Appaloosa and general corporate purposes. In the fourth quarter of 2023, the Company drew down $24 million under the revolving credit facility which was subsequently repaid in January 2024. In the first quarter of 2024, the Company drew down $50 million under the revolving credit facility which was subsequently repaid in the same quarter. In the second quarter of 2024, the Company drew down $25 million under the revolving credit facility which was used for first installments under the newbuilding contracts.

In September 2023, the Company entered into a $45 million senior secured credit facility under the incremental facility, with ING, Nordea, ABN AMRO, Danish Ship Finance and SEB, as lenders, one wholly owned special-purpose vessel-owning subsidiary as borrower, and DHT Holdings, Inc., as guarantor. Borrowings bear interest at a rate equal to SOFR plus a margin of 1.80% and is repayable in quarterly installments of $0.75 million with maturity in January 2029. The draw down of the $45 million senior secured credit facility was applied to repay the revolving credit facility.

Credit Agricole Credit Facility
The credit facility is repayable in quarterly installments of $0.6 million with final payment of $22.5 million in addition to the last installment in December 2028.
Danish Ship Finance Credit Facility
The credit facility is repayable in semiannual installments of $1.2 million and a final payment of $24.3 million in addition to the last installment in November 2025. In October 2023, we entered into an amended and restatement agreement in relation to the LIBOR cessation. The credit facility bears an interest rate equal to SOFR plus a margin of 2.00%.
Nordea Credit Facility
The credit facility is repayable in quarterly installments of $5.9 million from the first quarter of 2025, with the final payment of $40.9 million in addition to the last installment of $5.2 million due in the first quarter of 2027. Additionally, the facility includes an uncommitted “accordion” of $250 million. In June 2023, we entered into an amended and restatement agreement in relation to the LIBOR cessation. The credit facility bears an interest rate equal to SOFR plus CAS plus a margin of 1.90%. In the fourth quarter of 2023, the Company prepaid $23.7 million under the Nordea Credit Facility. The voluntary prepayment was made for all regular installments for 2024.

Covenant compliance
The Company’s financial covenants as of September 30, 2024, are summarized as follows:
	ING	Credit Agricole	Danish Ship Finance	Nordea
	Credit Facility	Credit Facility	Credit Facility	Credit Facility
Security	11 VLCCs	1 VLCC	1 VLCC	11 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)
As of September 30, 2024, the Company was in compliance with its financial covenants.